(As filed copy)
Form 10-2
(Translation)
COVER PAGE

Filing Document:	SEMI-ANNUAL REPORT

This Semi-Annual Report is Filed with:	Director-General of Kanto Local Finance
Bureau

Filing Date:	August 29, 2008

Accounting Period:	During the Fourteenth Term
(From December 1, 2007 to May 31, 2008)

Name of the Fund:	PUTNAM HIGH YIELD ADVANTAGE FUND

Name of the Registrant:	PUTNAM HIGH YIELD ADVANTAGE FUND

Name and Official Title of Representative of	Charles E. Porter

Trustees:
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Attorney-in-fact:	Akihiro Wani
Attorney-at-Law

Address or Location of Attorney-in-fact:	Linklaters
Meiji Yasuda Building 10F
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005

Name of Liaison Contact:	Akihiro Wani
Attorney-at-Law

Place of Liaison Contact:	Linklaters
Meiji Yasuda Building 10F
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005

Phone Number:	03-6212-1200

Places where a copy of this Semi-annual	Not applicable.
Report is available for Public Inspection:

1. STATUS OF INVESTMENT PORTFOLIO OF THE FUND

(1) Diversification of Investment Portfolio

		(As of the end of June 30, 2008)

			Investment
		Total	Ratio
Types of Assets	Name of Country	U.S. Dollars	(%)

Corporate Bonds
	United States	$536,633,771	73.90%
	Canada	23,675,930	3.26%
	Bermuda	6,920,819	0.95%
	Netherlands	5,978,826	0.82%
	France	4,053,350	0.56%
	United Kingdom	3,902,885	0.54%
	Ireland	2,926,656	0.40%
	Cayman Islands	2,687,689	0.37%
	Jamaica	2,452,656	0.34%
	Singapore	849,781	0.12%
	Denmark	445,900	0.06%

Sub-total		590,528,263	81.32%

Senior Loans
	United States	68,347,190	9.41%
	Japan	2,239,917	0.31%
	Canada	1,763,326	0.24%
	Singapore	926,178	0.13%
	Netherlands	526,485	0.07%
	United Kingdom	392,000	0.05%

Sub-total		74,195,096	10.22%

Convertible Bonds
	United States	10,256,291	1.41%

Sub-total		10,256,291	1.41%

Asset Backed
	Cayman Islands	3,038,486	0.42%

Sub-total		3,038,486	0.42%

Collateralized mortgage obligations
	United States	2,026,205	0.28%
	Canada	536,300	0.07%

Sub-total		2,562,505	0.35%

Foreign Government Bonds
	Argentina	1,091,411	0.15%

Sub-total		1,091,411	0.15%

Short-term

	United States	26,036,525	3.59%

Sub-total		26,036,525	3.59%

Cash, Deposit and Other Assets

(After deduction of liabilities)		18,461,323	2.54%

Total		$726,169,900	100.00%
(Net Asset Value)	JPY	76,981,271,099

1

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is 106.01 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on July 3, 2008 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2) Results of Past Operations

a. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each month for the one-year period up to and including the end of June 2008 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar	Yen

2007 End of July	290,393	30,785	6.04	640
August	288,359	30,569	6.07	643
September	290,239	30,768	6.20	657
October	286,902	30,414	6.19	656
November	275,959	29,254	6.05	641
December	268,714	28,486	5.99	635
2008 End of January	259,527	27,512	5.86	621
February	250,507	26,556	5.76	611
March	247,414	26,228	5.73	607
April	253,814	26,907	5.92	628
May	248,827	26,378	5.91	627
June	240,564	25,502	5.75	610

b. Record of Distributions Paid (Class M Shares)

July 1, 2007 - June 30, 2008	$0.44 (¥46)

Record of distribution paid from July 2007 to June 2008 and Net Asset Value per Share as of each ex-dividend date as follows:

2

	Dividend		NAV per share

Record Date	Dollar	Yen	Dollar	Yen

24-Jul-2007	0.032	3.39	6.11	648
21-Aug-2007	0.033	3.50	6.03	639
19-Sep-2007	0.033	3.50	6.15	652
19-Oct-2007	0.034	3.60	6.18	655
19-Nov-2007	0.034	3.60	6.02	638
19-Dec-2007	0.066	7.00	5.98	634
18-Jan-2008	0.034	3.60	5.82	617
19-Feb-2008	0.034	3.60	5.72	606
18-Mar-2008	0.034	3.60	5.66	600
21-Apr-2008	0.034	3.60	5.85	620
20-May-2008	0.034	3.60	5.94	630
19-Jun-2008	0.034	3.60	5.85	620

c. Record of Return Rates (Class M Shares)

Record of return rates at the end of each month for the one-year period up to and including the end of June 2008 is as follows:

2007 End of July	-3.01%

August	1.05%

September	2.69%

October	0.39%

November	-1.71%

December	0.10%

2008 End of January	-1.60%

February	-1.12%

March	0.08%

April	3.92%

May	0.40%

June	-2.14%

Note: Calculation of the yield on investment (including dividend):

NAV at beginning of term means the net asset value per unit calculated at the beginning of the yield calculation period.

NAV at term end means the net asset value per unit calculated at the end of the yield calculation period.

3

Calculation of increase ratio by distribution:

The amount for each term shall be the dividend distributed during the relevant term divided by the net asset value per unit on the ex dividend day of the relevant distribution, plus 1.

2. FINANCIAL CONDITIONS OF THE FUND

Translation of unaudited Semi-annual Accounts will be attached to the Japanese Semi-annual Report.

3. RECORD OF SALES AND REPURCHASES (Class M Shares)

Record of sales and repurchases during the one year period up to and including the end of June, 2008 and number of outstanding shares of the Fund as of June 30, 2008 are as follows:

	Number of Shares	Number of Shares	Number of
	Sold	Repurchased	Outstanding Shares

Worldwide	342,788	7,243,951	41,848,206

(In Japan)	(213,940)	(6,927,611)	(40,641,716)

4. OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

(1) Amount of Capital Stock (as of June 30, 2008)

1. Total amount of members' equity:

$109,089,799*	* Unaudited

2. Number of authorized shares:

N/A

3. Number of outstanding shares:

N/A

(2) Description of Business and Outline of Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of June 30, 2008, Investment Management Company managed, advised, and/or administered the following 99 funds and fund portfolios (having an aggregate net asset value of over $97 billion):

4

		(as of June 30, 2008)

Type of Fund	Number	Total Net Asset Value
		(in million dollars)

U.S. Closed End Bond	5	$3,180.70
		(337.19 billion yen)

U.S. Open End Balanced	13	$22,512.67
		(2,386.57 billion yen)

U.S. Open End Bond	30	$33,021.02
		(3,500.56 billion yen)

U.S. Open End Equity	51	$38,619.09
		(4,094.01 billion yen)

Total	99	$97,333.48
		(10,318.32 billion yen)

(3) Miscellaneous

Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from Putnam Management will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

5. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT

MANAGEMENT COMPANY

Translation of audited Annual accounts and unaudited Semi-annual Accounts of Putnam Investment Management LLC will be attached to the Japanese Semi-annual Report.

5

(As filed copy)
Form 4-2
(Translation)

COVER PAGE

Filing Document:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT (for NAV Sale)

This Securities Registration Statement is Filed	Director-General of Kanto Local Finance
with:	Bureau

Filing Date:	August 29, 2008

Name of the Registrant:	PUTNAM HIGH YIELD ADVANTAGE FUND

Name and Official Title of Representative of	Charles E. Porter
Trustees:	Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Attorney-in-fact:	Akihiro Wani
Attorney-at-Law

Address or Location of Attorney-in-fact:	Linklaters
Meiji Yasuda Building 10F
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005

Name of Liaison Contact:	Akihiro Wani
Attorney-at-Law

Place of Liaison Contact:	Linklaters
Meiji Yasuda Building 10F
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005

Phone Number:	03-6212-1200

Name of the Fund Making Public Offering or	PUTNAM HIGH YIELD ADVANTAGE FUND
Sale of Foreign Investment Fund Securities:

Type and Aggregate Amount of Foreign	Up to 300 million Class M Shares
Investment Fund Securities to be Publicly	Up to the total amount obtained by aggregating
Offered or Sold:	the respective net asset value per Class M
Share in respect of 300 million Class M Shares
(The maximum amount expected to be sold is
1,728 million U.S. dollars (¥183,185 million))

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=¥106.01 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on July 3, 2008.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of the end of February, 2008 (U.S.$5.76) by 300 million Class M Shares for convenience.

Places where a copy of this Semi-annual	Not applicable.
Report is available for Public Inspection:

I. REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT

This statement amends and updates the relevant information of the Securities Registration Statement ("Original SRS") filed on May 8, 2008 to reflect the information set out in the Semi-annual Report of the Fund filed today and other additional information.

The latest exchange rates are used in this statement to translate the amended amounts of foreign currencies and as such, are different from those exchange rates used in prior amendments.

II. CONTENTS OF THE AMENDMENTS

PART II. INFORMATION CONCERNING THE FUND

I. DESCRIPTION OF THE FUND

1 NATURE OF THE FUND

(2) Structure of the Fund:

D. Putnam Investment Management, LLC (Investment Management Company)

The following information of the Original SRS shall be replaced with the information under the [After Amendment] section. The revised parts are marked with underline.

[Before Amendment]

(e) Amount of Capital Stock (as of February 29, 2008)

(i) Amount of Capital:

$88,106,494 *

* Members equity includes Parent Company Relationship as a component of equity, consistent with the presentation of the audited financial statements.

[After Amendment]

(e) Amount of Capital Stock (as of June 30, 2008)

(i) Amount of Capital:

$109,089,799*	* Unaudited

5 STATUS OF INVESTMENT PORTFOLIO OF THE FUND

(1) Diversification of Investment Portfolio:

Relevant information in the Original SRS shall be updated as follows:

1

		(As of the end of June 30, 2008)

			Investment
		Total	Ratio
Types of Assets	Name of Country	U.S. Dollars	(%)

Corporate Bonds
	United States	$536,633,771	73.90%
	Canada	23,675,930	3.26%
	Bermuda	6,920,819	0.95%
	Netherlands	5,978,826	0.82%
	France	4,053,350	0.56%
	United Kingdom	3,902,885	0.54%
	Ireland	2,926,656	0.40%
	Cayman Islands	2,687,689	0.37%
	Jamaica	2,452,656	0.34%
	Singapore	849,781	0.12%
	Denmark	445,900	0.06%

Sub-total		590,528,263	81.32%

Senior Loans
	United States	68,347,190	9.41%
	Japan	2,239,917	0.31%
	Canada	1,763,326	0.24%
	Singapore	926,178	0.13%
	Netherlands	526,485	0.07%
	United Kingdom	392,000	0.05%

Sub-total		74,195,096	10.22%

Convertible Bonds
	United States	10,256,291	1.41%

Sub-total		10,256,291	1.41%

Asset Backed
	Cayman Islands	3,038,486	0.42%

Sub-total		3,038,486	0.42%

Collateralized mortgage obligations
	United States	2,026,205	0.28%
	Canada	536,300	0.07%

Sub-total		2,562,505	0.35%

Foreign Government Bonds
	Argentina	1,091,411	0.15%

Sub-total		1,091,411	0.15%

Short-term

	United States	26,036,525	3.59%

Sub-total		26,036,525	3.59%

Cash, Deposit and Other Assets

(After deduction of liabilities)		18,461,323	2.54%

Total		$726,169,900	100.00%
(Net Asset Value)	JPY	76,981,271,099

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is 106.01 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate

2

by telegraphic transfer on July 3, 2008 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(3) Results of Past Operations:

The following information shall be added to the Original SRS.

A. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each month for the one-year period up to and including the end of June 2008 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar	Yen

2007 End of July	290,393	30,785	6.04	640
August	288,359	30,569	6.07	643
September	290,239	30,768	6.20	657
October	286,902	30,414	6.19	656
November	275,959	29,254	6.05	641
December	268,714	28,486	5.99	635
2008 End of January	259,527	27,512	5.86	621
February	250,507	26,556	5.76	611
March	247,414	26,228	5.73	607
April	253,814	26,907	5.92	628
May	248,827	26,378	5.91	627
June	240,564	25,502	5.75	610

B. Record of Distributions Paid (Class M Shares)

July 1, 2007 - June 30, 2008	$0.44 (¥46)

Record of distribution paid from July 2007 to June 2008 and Net Asset Value per Share as of each ex-dividend date as follows:

3

	Dividend		NAV per share

Record Date	Dollar	Yen	Dollar	Yen

24-Jul-2007	0.032	3.39	6.11	648
21-Aug-2007	0.033	3.50	6.03	639
19-Sep-2007	0.033	3.50	6.15	652
19-Oct-2007	0.034	3.60	6.18	655
19-Nov-2007	0.034	3.60	6.02	638
19-Dec-2007	0.066	7.00	5.98	634
18-Jan-2008	0.034	3.60	5.82	617
19-Feb-2008	0.034	3.60	5.72	606
18-Mar-2008	0.034	3.60	5.66	600
21-Apr-2008	0.034	3.60	5.85	620
20-May-2008	0.034	3.60	5.94	630
19-Jun-2008	0.034	3.60	5.85	620

C. Record of Return Rates (Class M Shares)

Record of return rates at the end of each month for the one-year period up to and including the end of June 2008 is as follows:

2007 End of July	-3.01%

August	1.05%

September	2.69%

October	0.39%

November	-1.71%

December	0.10%

2008 End of January	-1.60%

February	-1.12%

March	0.08%

April	3.92%

May	0.40%

June	-2.14%

Note: Calculation of the yield on investment (including dividend):

NAV at beginning of term means the net asset value per unit calculated at the beginning of the yield calculation period.

NAV at term end means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of increase ratio by distribution:

4

The amount for each term shall be the dividend distributed during the relevant term divided by the net asset value per unit on the ex dividend day of the relevant distribution, plus 1.

II FINANCIAL HIGHLIGHTS

Translation of an excerpt from the unaudited semi-annual accounts of the Fund will be attached to the Japanese version.

PART III DETAILED INFORMATION CONCERNING THE FUND

III MANAGEMENT AND ADMINISTRATION

1 Outline of Management of Assets, etc.

(5) Miscellaneous

E. Litigation and Other Significant Events

[Before Amendment]

Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from Putnam Management will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

[After Amendment]

Regulatory matters and litigation

5

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from Putnam Management will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

IV FINANCIAL CONDITIONS OF THE FUND

English version and translation of the unaudited semi-annual accounts of the Fund will be attached to the Japanese version.

V RECORD OF SALES AND REPURCHASES (Class M Shares)

The following information shall be added to the Original SRS.

Record of sales and repurchases during the one year period up to and including the end of June, 2008 and number of outstanding shares of the Fund as of June 30, 2008 are as follows:

	Number of Shares	Number of Shares	Number of
	Sold	Repurchased	Outstanding Shares

Worldwide	342,788	7,243,951	41,848,206

(In Japan)	(213,940)	(6,927,611)	(40,641,716)

PART IV. SPECIAL INFORMATION

I OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

2 SUMMARY OF BUSINESS LINES AND BUSINESS OPERATION

Relevant information in the Original SRS shall be updated as follows:

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of June 30, 2008, Investment Management Company managed, advised, and/or administered the following 99 funds and fund portfolios (having an aggregate net asset value of over $97 billion):

6

		(as of June 30, 2008)

Type of Fund	Number	Total Net Asset Value
		(in million dollars)

U.S. Closed End Bond	5	$3,180.70
		(337.19 billion yen)

U.S. Open End Balanced	13	$22,512.67
		(2,386.57 billion yen)

U.S. Open End Bond	30	$33,021.02
		(3,500.56 billion yen)

U.S. Open End Equity	51	$38,619.09
		(4,094.01 billion yen)

Total	99	$97,333.48
		(10,318.32 billion yen)

3 FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

Translations of the audited annual accounts (also with an English version) and unaudited semi-annual accounts of Putnam Investment Management LLC will be attached to the Japanese version.

5 MISCELLANEOUS

(5) Litigation, etc.:

[Before Amendment]

Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from Putnam Management will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

7

[After Amendment]

Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from Putnam Management will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

8